SEAFARER OVERSEAS GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS

January 31, 2026 (Unaudited)

	Currency	Shares	Value (Note 2)
COMMON STOCKS (98.3%)
Belgium (2.0%)
Anheuser-Busch InBev SA, ADR	USD	980,000	$70,246,400

Total Belgium			70,246,400

Brazil (8.9%)
Ambev SA, ADR	USD	27,000,000	75,060,000
Itau Unibanco Holding SA, ADR	USD	10,428,750	89,582,962
Odontoprev SA	BRL	6,500,000	13,944,231
Raia Drogasil SA	BRL	13,075,890	60,723,909
XP, Inc., ADR	USD	3,599,000	70,216,490

Total Brazil			309,527,592

China / Hong Kong (19.8%)
Alibaba Group Holding, Ltd.	HKD	4,140,000	88,072,649
ASM Pacific Technology, Ltd.	HKD	3,793,500	50,590,059
China Foods, Ltd.	HKD	98,314,000	54,492,341
DFI Retail Group Holdings, Ltd.	USD	14,749,000	60,730,851
Haitian International Holdings, Ltd.	HKD	17,000,000	52,589,256
Hongkong Land Holdings, Ltd.	USD	11,300,000	95,879,121
Jardine Matheson Holdings, Ltd.	USD	1,250,155	91,108,694
Pacific Basin Shipping, Ltd.	HKD	182,000,000	71,477,465
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	CNY	3,374,839	91,857,944
Xinhua Winshare Publishing and Media Co., Ltd., Class H	HKD	20,541,000	28,771,212

Total China / Hong Kong			685,569,592

Czech Republic (2.5%)
Moneta Money Bank AS	CZK	8,463,000	84,937,642

Total Czech Republic			84,937,642

France (1.7%)
Hermes International SCA	EUR	24,770	59,596,801

Total France			59,596,801

Hungary (2.9%)
Richter Gedeon Nyrt	HUF	3,000,000	100,409,391

Total Hungary			100,409,391

India (8.0%)
Computer Age Management Services, Ltd.	INR	4,736,985	35,857,090

	Currency	Shares	Value (Note 2)
India (continued)
HDFC Bank, Ltd., ADR	USD	632,000	$20,464,160
HDFC Bank, Ltd.	INR	2,287,700	23,131,565
L&T Technology Services, Ltd.	INR	1,506,500	61,153,840
Petronet LNG, Ltd.	INR	12,450,000	39,265,592
Tata Motors Limited(a)	INR	3,000,000	14,953,118
Tata Motors Passenger Vehicles Limited	INR	3,000,000	11,432,647
UPL, Ltd.	INR	9,350,000	71,639,782

Total India			277,897,794

Indonesia (1.7%)
Bank Central Asia Tbk PT	IDR	133,000,000	58,765,975

Total Indonesia			58,765,975

Mexico (4.8%)
Becle SAB de CV	MXN	33,980,000	35,815,495
Grupo Financiero Banorte SAB de CV, Class O	MXN	5,800,000	65,387,732
Wal-Mart de Mexico SAB de CV	MXN	20,172,000	64,015,743

Total Mexico			165,218,970

Peru (2.7%)
Credicorp, Ltd.	USD	259,000	92,418,970

Total Peru			92,418,970

Qatar (1.8%)
Qatar Gas Transport Co., Ltd.	QAR	47,313,950	62,374,886

Total Qatar			62,374,886

Singapore (6.8%)
DBS Group Holdings, Ltd.	SGD	1,550,000	72,047,650
Singapore Exchange, Ltd.	SGD	6,299,700	87,289,363
Venture Corp., Ltd.	SGD	6,000,000	77,046,740

Total Singapore			236,383,753

South Africa (2.3%)
Sanlam, Ltd.	ZAR	12,500,000	78,155,227

Total South Africa			78,155,227

South Korea (17.7%)
Hyundai Mobis Co., Ltd.	KRW	750,000	234,342,697
Samsung Biologics Co., Ltd.(a)	KRW	77,852	94,084,686
Samsung C&T Corp.	KRW	80,000	16,676,364
Samsung Electronics Co., Ltd.	KRW	1,500,000	165,712,169

	Currency	Shares	Value (Note 2)
South Korea (continued)
Samsung SDI Co., Ltd.	KRW	371,838	$100,089,946

Total South Korea			610,905,862

Taiwan (7.0%)
Accton Technology Corp.	TWD	2,843,000	99,400,530
Advantech Co., Ltd.	TWD	5,200,000	49,073,471
Delta Electronics, Inc.	TWD	1,330,000	50,755,923
Novatek Microelectronics Corp.	TWD	3,708,000	43,997,687

Total Taiwan			243,227,611

Thailand (0.9%)
Bangkok Dusit Medical Services PCL, Class F	THB	50,000,000	31,886,774

Total Thailand			31,886,774

United Arab Emirates (2.4%)
Adnoc Gas PLC	AED	42,000,000	41,309,645
National Central Cooling Co. PJSC	AED	49,697,777	40,621,440

Total United Arab Emirates			81,931,085

United Kingdom (1.1%)
Mondi PLC	GBP	3,176,502	37,121,134

Total United Kingdom			37,121,134

Vietnam (3.3%)
PetroVietnam Gas JSC	VND	13,500,000	60,897,559
Vietnam Dairy Products JSC	VND	19,756,100	53,959,895

Total Vietnam			114,857,454

TOTAL COMMON STOCKS
(Cost $2,545,659,704)			3,401,432,913

TOTAL INVESTMENTS
(Cost $2,545,659,704) (98.3%)			$3,401,432,913

Cash and Other Assets, Less Liabilities (1.7%)			58,155,247
NET ASSETS (100.0%)			$3,459,588,160

(a)	Non-income producing security.

ADR American Depositary Receipt

Currency Abbreviations
AED	-	United Arab Emirates Dirham
BRL	-	Brazil Real
CNY	-	China Yuan
CZK	-	Czech Republic Koruna
EUR	-	European Union Euro
GBP	-	United Kingdom Pound
HKD	-	Hong Kong Dollar
HUF	-	Hungary Forint
IDR	-	Indonesia Rupiah
INR	-	India Rupee
KRW	-	South Korea Won
MXN	-	Mexico Peso
QAR	-	Qatar Riyal
SGD	-	Singapore Dollar
THB	-	Thailand Baht
TWD	-	Taiwan New Dollar
USD	-	United States Dollar
VND	-	Vietnam Dong
ZAR	-	South Africa Rand

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Schedule of Investments.

Industry Composition (Unaudited)
Apparel & Textile Products	1.7%
Asset Management	4.3%
Automotive	10.0%
Banking	14.6%
Beverages	6.8%
Biotechnology & Pharmaceuticals	5.6%
Chemicals	2.1%
Containers & Packaging	1.1%
E-Commerce Discretionary	2.5%
Electric Utilities	1.2%
Engineering & Construction	2.2%
Food	1.6%
Institutional Financial Services	2.5%
Machinery	1.5%
Medical Equipment & Devices	2.7%
Oil & Gas Producers	4.1%
Real Estate Owners & Developers	2.8%
Retail - Consumer Staples	5.4%
Retail - Discretionary	2.6%
Semiconductors	2.7%
Specialty Finance	1.0%
Technology Hardware	12.8%
Transportation & Logistics	3.9%
Other Industries (each less than 1%)	2.6%
Cash and Other Assets, Less Liabilities	1.7%
Total	100.0%

SEAFARER OVERSEAS VALUE FUND

SCHEDULE OF INVESTMENTS

January 31, 2026 (Unaudited)

	Currency	Shares	Value (Note 2)
COMMON STOCKS (97.3%)
Belgium (2.6%)
Anheuser-Busch InBev SA, ADR	USD	54,000	$3,870,720

Total Belgium			3,870,720

Brazil (10.2%)
Ambev SA, ADR	USD	1,069,000	2,971,820
Itau Unibanco Holding SA, ADR	USD	480,392	4,126,568
Odontoprev SA	BRL	1,000,000	2,145,266
Suzano SA, ADR	USD	265,000	2,483,050
XP, Inc., ADR	USD	172,000	3,355,720

Total Brazil			15,082,424

China / Hong Kong (27.4%)
China Foods, Ltd.	HKD	8,003,000	4,435,810
China Yangtze Power Co., Ltd., Class A	CNY	661,990	2,511,341
DFI Retail Group Holdings, Ltd.	USD	1,139,000	4,689,975
First Pacific Co., Ltd.	HKD	5,090,000	3,982,644
Hongkong Land Holdings, Ltd.	USD	745,000	6,321,234
Jardine Matheson Holdings, Ltd.	USD	67,475	4,917,437
Melco International Development, Ltd.(a)	HKD	7,801,500	4,217,474
Pacific Basin Shipping, Ltd.	HKD	9,211,000	3,617,467
Pico Far East Holdings, Ltd.	HKD	5,538,000	1,990,963
Shangri-La Asia, Ltd.	HKD	6,092,000	3,797,703

Total China / Hong Kong			40,482,048

Czech Republic (3.7%)
Moneta Money Bank AS	CZK	546,000	5,479,848

Total Czech Republic			5,479,848

Georgia (8.1%)
Georgia Capital PLC(a)	GBP	130,000	6,011,175
Lion Finance Group PLC	GBP	43,400	5,996,092

Total Georgia			12,007,267

India (5.8%)
HDFC Bank, Ltd.	INR	240,000	2,426,706
Petronet LNG, Ltd.	INR	850,000	2,680,784
Tata Motors Limited(a)	INR	99,000	493,453
Tata Motors Passenger Vehicles Limited	INR	99,000	377,277
UPL, Ltd.	INR	331,875	2,542,829

Total India			8,521,049

	Currency	Shares	Value (Note 2)
Mexico (3.8%)
Coca-Cola Femsa SAB de CV, ADR	USD	29,000	$3,024,410
Grupo Financiero Banorte SAB de CV, Class O	MXN	232,000	2,615,509

Total Mexico			5,639,919

Peru (3.4%)
Credicorp, Ltd.	USD	14,000	4,995,620

Total Peru			4,995,620

Qatar (1.9%)
Qatar Gas Transport Co., Ltd.	QAR	2,160,000	2,847,569

Total Qatar			2,847,569

Singapore (4.5%)
Genting Singapore, Ltd.	SGD	4,920,000	2,840,551
Wilmar International, Ltd.	SGD	1,399,000	3,735,389

Total Singapore			6,575,940

South Korea (8.2%)
Innocean Worldwide, Inc.	KRW	170,000	2,242,087
Samsung C&T Corp.	KRW	24,000	5,002,909
Samsung SDI Co., Ltd.	KRW	18,240	4,909,774

Total South Korea			12,154,770

Thailand (1.4%)
Siam Cement PCL	THB	321,000	2,095,915

Total Thailand			2,095,915

United Arab Emirates (9.1%)
Adnoc Gas PLC	AED	3,500,000	3,442,471
Emaar Properties PJSC	AED	974,000	3,984,336
Fertiglobe PLC	AED	3,310,000	2,443,484
National Central Cooling Co. PJSC	AED	4,421,137	3,613,702

Total United Arab Emirates			13,483,993

United Kingdom (1.9%)
Mondi PLC	GBP	239,109	2,794,268

Total United Kingdom			2,794,268

	Currency	Shares	Value (Note 2)
Uruguay (2.2%)
Arcos Dorados Holdings, Inc., ADR	USD	400,000	$3,272,000

Total Uruguay			3,272,000

Vietnam (3.1%)
PetroVietnam Technical Services Corp.	VND	2,626,936	4,608,680

Total Vietnam			4,608,680

TOTAL COMMON STOCKS
(Cost $102,242,752)			143,912,030

PREFERRED STOCKS (0.2%)
South Korea (0.2%)
Samsung C&T Corp.	KRW	1,800	234,981

Total South Korea			234,981

TOTAL PREFERRED STOCKS
(Cost $184,192)			234,981

TOTAL INVESTMENTS
(Cost $102,426,944) (97.5%)			$144,147,011

Cash and Other Assets, Less Liabilities (2.5%)			3,734,185
NET ASSETS (100.0%)			$147,881,196

(a)	Non-income producing security.

ADR American Depositary Receipt

Currency Abbreviations
AED	-	United Arab Emirates Dirham
BRL	-	Brazil Real
CNY	-	China Yuan
CZK	-	Czech Republic Koruna
GBP	-	United Kingdom Pound
HKD	-	Hong Kong Dollar
INR	-	India Rupee
KRW	-	South Korea Won
MXN	-	Mexico Peso
QAR	-	Qatar Riyal
SGD	-	Singapore Dollar
THB	-	Thailand Baht
USD	-	United States Dollar
VND	-	Vietnam Dong

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Schedule of Investments.

Industry Composition (Unaudited)
Advertising & Marketing	1.5%
Asset Management	6.3%
Automotive	3.6%
Banking	17.3%
Beverages	9.7%
Chemicals	3.4%
Commercial Support Services	1.4%
Construction Materials	1.4%
Containers & Packaging	1.9%
Electric Utilities	4.1%
Engineering & Construction	3.5%
Food	5.2%
Forestry, Paper & Wood Products	1.7%
Insurance	1.5%
Leisure Facilities & Services	9.6%
Oil & Gas Producers	4.1%
Oil & Gas Services & Equipment	3.1%
Real Estate Owners & Developers	7.0%
Retail - Consumer Staples	3.2%
Retail - Discretionary	3.3%
Transportation & Logistics	4.4%
Other Industries (each less than 1%)	0.3%
Cash and Other Assets, Less Liabilities	2.5%
Total	100.0%

Seafarer Funds	Notes to Quarterly Schedule of Investments

January 31, 2026 (Unaudited)

1. Organization

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes the Seafarer Overseas Growth and Income Fund and the Seafarer Overseas Value Fund (individually a “Fund” and collectively, the “Funds”). The Seafarer Overseas Growth and Income Fund seeks to provide long-term capital appreciation along with some current income; it also seeks to mitigate adverse volatility in returns as a secondary objective. The Seafarer Overseas Value Fund seeks to provide long-term capital appreciation. The Funds each offer Institutional, Investor, and Retail Class shares.

2. Significant Accounting Policies

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the period. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 “Financial Services - Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Investment Valuation

Each Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and exchange traded funds, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

Equity securities that are primarily traded on foreign securities exchanges are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange but before the close of the NYSE, such that the securities’ value would likely change. In such an event, the fair values of those securities are determined in good faith through consideration of other factors in accordance with procedures utilized by Seafarer Capital Partners, LLC (the “Adviser”), as the Funds' Valuation Designee and under the general supervision of the Board of Trustees of the Trust (the “Board” or the “Trustees”). Each Fund uses a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker-dealers that make a market in the security. Corporate bonds and convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Publicly traded foreign government debt securities and foreign corporate bonds are typically traded internationally in the over-the-counter market and are valued at the mean between the bid and asked prices as of the close of business of that market.

Seafarer Funds	Notes to Quarterly Schedule of Investments

January 31, 2026 (Unaudited)

Forward currency exchange contracts have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service.

When such prices or quotations are not available, or when the Adviser, as the Funds' Valuation Designee, believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

The Funds may also be subject to capital gains tax in India and potentially other foreign jurisdictions, on gains realized upon the sale of securities. Any realized losses in excess of gains in India may be carried forward to offset future gains. Funds with exposure to Indian securities and potentially other foreign jurisdictions accrue a deferred liability for unrealized gains in excess of available loss carryforwards based on existing tax rates and holding periods of the securities. The deferred liability for potential future capital gains taxes for the Funds, if any, is disclosed in the Statements of Assets and Liabilities.

Fair Value Measurements

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Board has appointed the Adviser to serve as the Valuation Designee to perform fair value determinations for investments in the Funds. Fair valuation policies and procedures (“FV Procedures”) are utilized by the Valuation Designee for the fair valuation of portfolio assets held by the Funds in the event that (1) market quotations for the current price of a portfolio security or asset are not readily available, or (2) available market quotations that would otherwise be used to value a portfolio security or asset in accordance with the Fund’s Pricing Procedures appear to be unreliable or not indicative of fair value. The Pricing Procedures reflect certain pricing methodologies (or “logics”) that are not “readily available market quotations” and thus are viewed and treated as fair valuations. The Valuation Designee routinely meets to discuss fair valuations of portfolio securities and other instruments held by the Funds.

Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Such inputs are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability, which are developed based on the information available and the reporting entity’s best efforts to interpret such information.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Seafarer Funds	Notes to Quarterly Schedule of Investments

January 31, 2026 (Unaudited)

The following is a summary of the inputs used to value each Fund as of January 31, 2026:

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Seafarer Overseas Growth and Income Fund
Common Stocks
Belgium	$70,246,400	$–	$–	$70,246,400
Brazil	309,527,592	–	–	309,527,592
China / Hong Kong	54,492,341	631,077,251	–	685,569,592
Czech Republic	–	84,937,642	–	84,937,642
France	–	59,596,801	–	59,596,801
Hungary	100,409,391	–	–	100,409,391
India	35,417,278	242,480,516	–	277,897,794
Indonesia	–	58,765,975	–	58,765,975
Mexico	165,218,970	–	–	165,218,970
Peru	92,418,970	–	–	92,418,970
Qatar	62,374,886	–	–	62,374,886
Singapore	–	236,383,753	–	236,383,753
South Africa	78,155,227	–	–	78,155,227
South Korea	–	610,905,862	–	610,905,862
Taiwan	–	243,227,611	–	243,227,611
Thailand	–	31,886,774	–	31,886,774
United Arab Emirates	–	81,931,085	–	81,931,085
United Kingdom	–	37,121,134	–	37,121,134
Vietnam	60,897,559	53,959,895	–	114,857,454
Total	$1,029,158,614	$2,372,274,299	$–	$3,401,432,913

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Seafarer Overseas Value Fund
Common Stocks
Belgium	$3,870,720	$–	$–	$3,870,720
Brazil	15,082,424	–	–	15,082,424
China / Hong Kong	10,744,854	29,737,194	–	40,482,048
Czech Republic	–	5,479,848	–	5,479,848
Georgia	–	12,007,267	–	12,007,267
India	493,453	8,027,596	–	8,521,049
Mexico	5,639,919	–	–	5,639,919
Peru	4,995,620	–	–	4,995,620
Qatar	2,847,569	–	–	2,847,569
Singapore	–	6,575,940	–	6,575,940
South Korea	–	12,154,770	–	12,154,770
Thailand	–	2,095,915	–	2,095,915
United Arab Emirates	–	13,483,993	–	13,483,993
United Kingdom	–	2,794,268	–	2,794,268
Uruguay	3,272,000	–	–	3,272,000
Vietnam	–	4,608,680	–	4,608,680
Preferred Stocks	–	234,981	–	234,981
Total	$46,946,559	$97,200,452	$–	$144,147,011

(a)	For detailed descriptions of securities by country, see the accompanying Schedules of Investments.

Seafarer Funds	Notes to Quarterly Schedule of Investments

January 31, 2026 (Unaudited)

For the period ended January 31, 2026, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value. There were no transfers in/out of Level 3 securities during the period ended January 31, 2026.

Investment Transactions and Investment Income

Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets.

Foreign Securities

The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation

Values of investments denominated in foreign currencies are converted into U.S. dollars using the current exchange rates each business day (generally 4:00 p.m. Eastern Time). Purchases and sales of investments and dividend income are translated into U.S. dollars using the current prevailing exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized gains or losses on securities is reflected as a component of such gains or losses. Transactions in foreign denominated assets may involve greater risks than domestic transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Foreign Currency Spot Contracts

Each Fund may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of a contract is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close dates. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.